Financial Instruments Contractual Amounts Represent Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit
Financial Instruments Contractual Amounts Represent Credit Risk [Line Items]
Contractual Obligation	$ 54,985	$ 71,074
Standby letters of credit
Financial Instruments Contractual Amounts Represent Credit Risk [Line Items]
Contractual Obligation	$ 10,927	$ 12,127